Segment and Geographic Data (Tables)	9 Months Ended
Sep. 30, 2020
Segment Reporting Information [Line Items]
Revenue Disaggregated by Geographic Area
Revenue comprised the following service offerings (unaudited):

	Three Months Ended September 30,		Nine Months Ended September 30,
(in millions)	2020	2019	2020	2019
Subscription	$122.4	$78.0	$333.3	$199.2
Usage-based	1.0	1.1	3.2	3.0
Total revenue	$123.4	$79.1	$336.5	$202.2

DiscoverOrg Holdings
Segment Reporting Information [Line Items]
Revenue Disaggregated by Geographic Area
During the years ended December 31, 2019 and 2018, revenue by geographic area, based on billing addresses of the customers, was as follows (in millions):

	For the year ended December 31,
	2019	2018
United States	$267.3	134.9
Rest of world	26.0	9.4
Total Revenue	$293.3	144.3
Revenue comprised the following service offerings (in millions):

	Year Ended December 31,
	2019	2018
Business intelligence tools	$289.3	$143.4
Email verification service	4.0	0.9
Total Revenue	$293.3	$144.3
Revenue by geographic region is as follows (in millions):

	Year Ended December 31,
	2019	2018
United States	$267.3	$134.9
Rest of world	26.0	9.4
	$293.3	$144.3